UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-05037

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
c/o U.S. Bank Global Fund Services
2020 E. Financial Way, Ste. 100
Glendora, CA  91741
(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  January 31, 2019

Item 1. Schedule of Investments.

Becker Value Equity Fund
SCHEDULE OF INVESTMENTS at January 31, 2019 (Unaudited)

Shares		Value
COMMON STOCKS: 96.6%
Communication Services: 6.3%
291,410	AT&T, Inc.	$8,759,785
155,480	CBS Corp. - Class B	7,690,041
196,850	Discovery Communications, Inc. - Class C1	5,246,052
		21,695,878
Consumer Discretionary: 6.4%
128,955	BorgWarner, Inc.	5,274,259
619,405	Ford Motor Co.	5,450,764
147,480	Leggett & Platt, Inc.	6,040,781
100,000	Magna International, Inc.	5,291,000
		22,056,804
Consumer Staples: 9.0%
56,400	Bunge Ltd.	3,105,948
231,160	The Kroger Co.	6,548,763
131,275	Molson Coors Brewing Co. - Class B	8,744,228
72,550	Procter & Gamble Co.	6,998,898
59,715	Walmart, Inc.	5,722,488
		31,120,325
Energy: 8.6%
269,940	Baker Hughes a GE Co. - Class A	6,362,486
236,515	National Oilwell Varco, Inc.	6,972,462
165,865	Noble Energy, Inc.	3,705,424
150,645	Royal Dutch Shell PLC - Class A - ADR	9,299,316
70,610	Schlumberger Ltd.	3,121,668
		29,461,356
Financials: 25.4%
14,495	Alleghany Corp.	9,154,462
64,230	Allstate Corp.	5,643,890
178,845	American International Group, Inc.	7,731,469
147,615	Citigroup, Inc.	9,515,263
39,215	Goldman Sachs Group Inc.	7,764,962
315,315	Jefferies Financial Group, Inc.	6,561,705
86,120	JPMorgan Chase & Co.	8,913,420
131,270	Loews Corp.	6,287,833
71,155	The PNC Financial Services Group, Inc.	8,728,584
109,875	State Street Corp.	7,790,138
195,135	Wells Fargo & Co.	9,544,053
		87,635,779
Health Care: 13.9%
46,370	Allergan PLC	6,676,353
230,415	AstraZeneca PLC - ADR	8,428,581
131,120	Gilead Sciences, Inc.	9,179,711
50,765	Johnson & Johnson	6,755,806
28,945	McKesson Corp.	3,712,196
89,465	Merck & Co., Inc.	6,658,880
150,385	Pfizer, Inc.	6,383,843
		47,795,370

Industrials: 6.0%
19,300	FedEx Corp.	3,427,101
155,135	Fluor Corp.	5,673,287
40,600	Raytheon Co.	6,689,256
88,830	Southwest Airlines Co.	5,041,991
		20,831,635
Information Technology: 13.8%
57,145	Amdocs Ltd.	3,193,263
62,585	Apple, Inc.	10,416,647
88,045	Avnet, Inc.	3,627,454
114,010	Cisco Systems, Inc.	5,391,533
200,835	HP, Inc.	4,424,395
56,900	Microsoft Corp.	5,942,067
67,355	QUALCOMM, Inc.	3,335,420
61,440	TE Connectivity Ltd.	4,973,568
221,850	Xerox Corp.	6,258,388
		47,562,735
Materials: 3.5%
159,410	International Paper Co.	7,560,816
142,470	Mosaic Co.	4,598,932
		12,159,748
Real Estate: 3.7%
63,725	The Howard Hughes Corp.[1]	7,076,024
212,495	Weyerhaeuser Co. - REIT	5,575,869
		12,651,893
TOTAL COMMON STOCKS
(Cost $309,064,635)		332,971,523
SHORT-TERM INVESTMENTS: 3.3%
11,536,376	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 2.280%[2]	11,536,376
TOTAL SHORT-TERM INVESTMENTS
(Cost $11,536,376)		11,536,376
TOTAL INVESTMENTS IN SECURITIES: 99.9%
(Cost $320,601,011)		344,507,899
Assets in Excess of Other Liabilities 0.1%		243,785
TOTAL NET ASSETS: 100.0%		$344,751,684

ADR -	American Depositary Receipt
REIT -	Real Estate Investment Trust

[1]	Non-income producing security.
[2]	Annualized seven-day yield as of January 31, 2019.

The Global Industry Classification Standard (GICS®) sector and industry classifications were developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Becker Value Equity Fund (the "Fund").

Summary of Fair Value Disclosure at January 31, 2019 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2019:

	Level 1	Level 2	Level 3	Total

Common Stocks^	$332,971,523	$-	$-	$332,971,523
Short-Term Investments	11,536,376	-	-	11,536,376
Total Investments in Securities	$344,507,899	$-	$-	$344,507,899

^See Schedule of Investments for sector breakouts.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Professionally Managed Portfolios

By (Signature and Title) /s/ Elaine E. Richards
                                         Elaine E. Richards, President/Principal Executive Officer

Date       March 18, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Elaine E. Richards
                                         Elaine E. Richards, President/Principal Executive Officer

Date          March 18, 2019

By (Signature and Title) /s/ Aaron  J. Perkovich
                                        Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date        March 18, 2019